REVENUE - Reconciliation to total revenue by geography (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	$ 252,324,434	$ 217,724,906	$ 279,045,790	$ 239,879,333	$ 204,678,970
Insurance revenue recognized under Topic 944	212,370,450	160,376,852	220,502,411	157,394,257	97,020,495
Total revenues	464,694,884	378,101,758	499,548,201	397,273,590	301,699,465
Commission and fee revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	169,246,135	143,891,852	182,014,501	155,505,285	134,221,905
Total revenues	214,004,045	185,946,985	236,443,028	201,779,208	174,293,286
Contingent Commission
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	44,757,910	42,055,133	54,428,527	46,273,923	40,071,381
Membership Revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	29,965,277	26,859,607	36,278,069	31,508,322	26,456,897
Other Revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	8,355,112	4,918,314	6,324,693	6,591,803	3,928,787
US
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	232,100,789	199,628,442	256,474,181	219,126,520	186,576,436
US | Commission and fee revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	152,133,997	130,380,682	165,739,787	141,018,988	121,376,527
US | Contingent Commission
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	45,002,809	40,163,107	51,820,000	43,174,368	37,586,784
US | Membership Revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	27,842,898	25,152,874	33,938,142	29,520,238	24,768,086
US | Other Revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	7,121,085	3,931,779	4,976,252	5,412,926	2,845,039
Canada
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	15,922,314	14,439,339	17,484,962	16,493,200	13,898,257
Canada | Commission and fee revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	13,982,592	11,102,758	13,274,255	11,559,170	10,022,487
Canada | Contingent Commission
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	(354,928)	1,511,769	1,741,563	2,836,202	2,229,417
Canada | Membership Revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	2,122,379	1,706,733	2,339,927	1,987,863	1,646,353
Canada | Other Revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	172,271	118,079	129,217	109,965
Europe
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	4,301,331	3,657,125	5,086,647	4,259,613	4,204,277
Europe | Commission and fee revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	3,129,546	2,408,412	3,000,459	2,927,127	2,822,891
Europe | Contingent Commission
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	110,029	380,257	866,964	263,353	255,180
Europe | Membership Revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts				221	42,458
Europe | Other Revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	$ 1,061,756	$ 868,456	$ 1,219,224	$ 1,068,912	$ 1,083,748